[AIM LOGO APPEARS HERE]       Dear Shareholder:
--Registered Trademark
                              We are pleased to send you this report on the Cash
                [PHOTO OF     Management Class of Short-Term Investment Co.'s
LETTER         Bob Graham     Prime Portfolio for the fiscal year ended August
TO OUR        APPEARS HERE]   31, 2001. Persistent earnings woes among many
SHAREHOLDERS                  companies continued to plague equity markets. The
               sluggish conditions of the slow to no-growth U.S. economy have carried into the third quarter, and the pace of the contraction is accelerating to a point where all markets are vulnerable to the economic crisis.
                    After spending much of 1999 and 2000 battling a perceived
               inflation threat by raising interest rates, the Federal Reserve
               Board (the Fed) suddenly found itself battling the very real threat of economic recession in 2001. In its most aggressive easing posture during the Greenspan era, the Fed lowered short-term interest rates seven times year-to-date, cutting the key federal funds rate (the rate banks charge one another for overnight loans) from 6.50% to 3.50%--its lowest level in seven years. Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy because such moves traditionally take at least six months to trickle down to the marketplace. The Fed's previous rate hikes, implemented to slow the country's growth rate, did just that. Economic growth fell from an annual rate of 8.0% in the first quarter of 2000 to 1.0% in the fourth quarter and increased only slightly in the first and second quarters of 2001.
                    Continued volatility in equity markets and mixed economic
               news drove many investors to move money from the stock market into fixed-income markets, particularly money market funds. Such increased demand helped drive down yields on shorter-term issues, which facilitated a reversal of the inverted Treasury yield curve.
                    After largely flattening at the beginning of 2001, by the
               end of the reporting period the yield curve had returned to its traditional shape, meaning that yields on short-term issues had fallen below those of longer-term issues. The yield on cash in the form of three-month Treasury bills fell the most dramatically, starting the fiscal year at 6.25% and ending it at 3.54%. The 30-year Treasury bond saw much less movement, with its yield falling from 5.74% to 5.51% during the past 12 months.


               YIELDS AS OF 8/31/01                       AVERAGE      SEVEN-DAY
                                                       MONTHLY YIELD     YIELD
               Prime Portfolio                            3.54%           3.47%
               Cash Management Class

               IBC Money Fund Averages(TM)                3.41%           3.33%
               First-Tier Institutions Only

               IBC Money Fund Averages(TM)                3.35%           3.28%
               Total Institutions Only

               FUND PROVIDES HAVEN DURING UNCERTAINTY

               Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 15-day to 27-day range during the 12 months ended August 31, 2001. As of the end of the reporting period, the WAM stood at 24 days, and the seven-day yield for the Cash Management Class was 3.47%. Total net assets in the Cash Management Class stood at $1.1 billion. Had the distributor not waived fees performance would have been lower.

                                                                     (continued)

                    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

               Market turmoil likely to continue

               It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. But inflation remains low, and the Fed's rate cuts have signaled that it is ready to move aggressively to keep markets and the economy afloat. Historically, this has been a catalyst to reinvigorate the economy, although such a resurgence takes time. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.
                    We are pleased to send you this report on your investment.
               AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.


               Respectfully submitted,


               /s/ ROBERT H. GRAHAM
               Robert H. Graham
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 2001

                                                                   PAR
                                                        MATURITY  (OOO)      VALUE
COMMERCIAL PAPER - 79.63%/(a)/
MATERIALS - 0.48%
Diversified Metals & Mining - 0.48%
Rio Tinto America, Inc.
   3.50%                                                10/12/01 $ 50,000 $ 49,800,694
--------------------------------------------------------------------------------------
   Total Materials                                                          49,800,694
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.02%
Automobile Manufacturers - 2.02%
Volkswagen of America, Inc.
   3.66%                                                09/14/01  125,000  124,834,792
--------------------------------------------------------------------------------------
   3.49%                                                10/10/01   85,000   84,678,629
--------------------------------------------------------------------------------------
   Total Consumer Discretionary                                            209,513,421
--------------------------------------------------------------------------------------
FINANCIAL - 77.13%
Asset-Backed Securities-Commercial Loans/Leases - 2.66%
Centric Capital Corp.
   3.69%                                                09/14/01   33,900   33,854,828
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding
   3.69%                                                09/14/01   27,000   26,964,023
--------------------------------------------------------------------------------------
   3.50%                                                09/28/01  100,000   99,737,500
--------------------------------------------------------------------------------------
   3.59%                                                10/01/01   75,000   74,775,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.
   3.60%                                                10/05/01   40,122   39,985,585
--------------------------------------------------------------------------------------
                                                                           275,317,561
--------------------------------------------------------------------------------------
Asset-Backed Securities-Consumer Receivables - 1.62%
Thunder Bay Funding, Inc.
   3.55%                                                09/20/01  131,813  131,566,034
--------------------------------------------------------------------------------------
   3.51%                                                10/15/01   36,104   35,949,114
--------------------------------------------------------------------------------------
                                                                           167,515,148
--------------------------------------------------------------------------------------
Asset-Backed Securities-Fully Backed - 12.63%
CXC Inc.
   3.70%                                                09/05/01  100,000   99,958,889
--------------------------------------------------------------------------------------
   3.68%                                                09/10/01  100,000   99,908,000
--------------------------------------------------------------------------------------
   3.68%                                                09/11/01  100,000   99,897,778
--------------------------------------------------------------------------------------
   3.68%                                                09/12/01   50,000   49,943,778
--------------------------------------------------------------------------------------

                                                              PAR
                                                   MATURITY  (OOO)       VALUE
Asset-Backed Securities-Fully Backed - (Continued)
CXC Inc. - Continued

   3.64%                                           09/20/01 $ 50,000 $   49,903,944
-----------------------------------------------------------------------------------
   3.50%                                           10/11/01   42,000     41,836,667
-----------------------------------------------------------------------------------
   3.50%                                           10/12/01  100,000     99,601,389
-----------------------------------------------------------------------------------
Forrestal Funding Master Trust
   3.69%                                           09/05/01  100,000     99,959,000
-----------------------------------------------------------------------------------
   3.46%                                           10/26/01   70,000     69,629,972
-----------------------------------------------------------------------------------
Old Slip Funding Corp.
   3.65%                                           09/04/01   50,264     50,248,711
-----------------------------------------------------------------------------------
Triple-A One Funding Corp.
   3.47%                                           10/19/01  100,000     99,537,333
-----------------------------------------------------------------------------------
Variable Funding Capital Corp.
   3.64%                                           09/12/01  100,000     99,888,778
-----------------------------------------------------------------------------------
   3.64%                                           09/13/01  100,000     99,878,667
-----------------------------------------------------------------------------------
   3.63%                                           09/18/01  100,000     99,828,583
-----------------------------------------------------------------------------------
   3.54%                                           09/24/01  150,000    149,660,750
-----------------------------------------------------------------------------------
                                                                      1,309,682,239
-----------------------------------------------------------------------------------
Asset-Backed Securities-Multi-Purpose - 21.56%
Amsterdam Funding Corp.
   3.59%                                           10/04/01  150,000    149,506,375
-----------------------------------------------------------------------------------
   3.50%                                           10/10/01   90,000     89,658,750
-----------------------------------------------------------------------------------
   3.51%                                           10/12/01   75,000     74,700,188
-----------------------------------------------------------------------------------
Barton Capital Corp.
   3.57%                                           10/02/01   87,425     87,156,241
-----------------------------------------------------------------------------------
Charta Corp.
   3.74%                                           09/04/01  100,000     99,968,833
-----------------------------------------------------------------------------------
   3.52%                                           09/13/01   50,000     49,941,333
-----------------------------------------------------------------------------------
   3.59%                                           10/03/01   50,000     49,840,444
-----------------------------------------------------------------------------------
   3.47%                                           10/17/01   50,000     49,778,306
-----------------------------------------------------------------------------------
   3.47%                                           10/18/01   50,000     49,773,486
-----------------------------------------------------------------------------------
   3.47%                                           10/19/01   50,000     49,768,667
-----------------------------------------------------------------------------------
   3.45%                                           10/22/01   75,000     74,633,438
-----------------------------------------------------------------------------------
   3.47%                                           10/23/01   25,000     24,874,694
-----------------------------------------------------------------------------------
   3.46%                                           10/26/01   75,000     74,603,542
-----------------------------------------------------------------------------------
Corporate Receivables Corp.
   3.52%                                           09/17/01  100,000     99,843,556
-----------------------------------------------------------------------------------
   3.59%                                           10/05/01   75,000     74,745,708
-----------------------------------------------------------------------------------
   3.44%                                           10/22/01  200,000    199,025,333
-----------------------------------------------------------------------------------

                                                               PAR
                                                    MATURITY  (OOO)       VALUE
Asset-Backed Securities-Multi-Purpose - (Continued)
Edison Asset Securitization, L.L.C.
   3.60%                                            10/01/01 $ 24,735 $   24,660,795
------------------------------------------------------------------------------------
   3.58%                                            10/04/01   75,433     75,185,454
------------------------------------------------------------------------------------
   3.51%                                            10/09/01  225,000    224,166,375
------------------------------------------------------------------------------------
   3.50%                                            10/10/01   50,000     49,810,417
------------------------------------------------------------------------------------
   3.50%                                            10/11/01   32,000     31,875,555
------------------------------------------------------------------------------------
   3.49%                                            10/15/01   89,000     88,620,366
------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
   3.52%                                            09/06/01   44,616     44,594,188
------------------------------------------------------------------------------------
Quincy Capital Corp.
   3.73%                                            09/04/01   50,318     50,302,359
------------------------------------------------------------------------------------
Receivables Capital Corp.
   3.50%                                            09/19/01   50,000     49,912,500
------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   3.60%                                            09/25/01  150,000    149,640,000
------------------------------------------------------------------------------------
   3.46%                                            10/18/01   74,210     73,874,777
------------------------------------------------------------------------------------
Windmill Funding Corp.
   3.56%                                            10/01/01   75,000     74,777,500
------------------------------------------------------------------------------------
                                                                       2,235,239,180
------------------------------------------------------------------------------------
Asset-Backed Securities-Trade Receivables - 16.72%
Asset Securitization Cooperative Corp.
   3.58%                                            09/26/01   85,000     84,788,681
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
   3.53%                                            09/06/01  125,000    124,938,715
------------------------------------------------------------------------------------
   3.52%                                            09/17/01  126,000    125,802,880
------------------------------------------------------------------------------------
   3.52%                                            09/21/01  200,000    199,608,889
------------------------------------------------------------------------------------
   3.45%                                            10/24/01   50,000     49,746,042
------------------------------------------------------------------------------------
Ciesco L.P.
   3.63%                                            09/11/01   50,000     49,949,583
------------------------------------------------------------------------------------
   3.64%                                            09/11/01  100,000     99,898,889
------------------------------------------------------------------------------------
   3.55%                                            09/25/01   46,135     46,025,814
------------------------------------------------------------------------------------
   3.60%                                            10/01/01   50,000     49,850,000
------------------------------------------------------------------------------------
Corporate Asset Funding Co.
   3.50%                                            10/11/01  100,000     99,611,111
------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   3.74%                                            09/04/01  100,000     99,968,833
------------------------------------------------------------------------------------
   3.69%                                            09/05/01   50,000     49,979,500
------------------------------------------------------------------------------------

                                                                   PAR
                                                        MATURITY  (OOO)       VALUE
Asset-Backed Securities-Trade Receivables - (Continued)
Eureka Securitization, Inc. - Continued
   3.63%                                                09/18/01 $ 50,000 $   49,914,292
----------------------------------------------------------------------------------------
   3.63%                                                09/24/01   30,500     30,429,265
----------------------------------------------------------------------------------------
   3.63%                                                09/26/01   50,000     49,873,958
----------------------------------------------------------------------------------------
   3.60%                                                09/27/01   50,000     49,870,000
----------------------------------------------------------------------------------------
   3.46%                                                10/17/01   50,000     49,778,945
----------------------------------------------------------------------------------------
   3.46%                                                10/18/01   50,000     49,774,139
----------------------------------------------------------------------------------------
   3.47%                                                10/19/01  100,000     99,537,333
----------------------------------------------------------------------------------------
New Center Asset Trust
   3.47%                                                10/23/01  100,000     99,498,778
----------------------------------------------------------------------------------------
   3.47%                                                10/24/01  175,000    174,105,993
----------------------------------------------------------------------------------------
                                                                           1,732,951,640
----------------------------------------------------------------------------------------
Banks - 2.89%
Chase U.S.A. Delaware
   3.52%                                                10/15/01  100,000    100,000,000
----------------------------------------------------------------------------------------
Wells Fargo & Co.
   3.66%                                                09/11/01  100,000     99,898,333
----------------------------------------------------------------------------------------
Wells Fargo Financial, Inc.
   3.47%                                                09/28/01  100,000     99,739,750
----------------------------------------------------------------------------------------
                                                                             299,638,083
----------------------------------------------------------------------------------------
Consumer Finance - 1.93%
Household Finance Corp.
   3.67%                                                09/12/01  200,000    199,775,722
----------------------------------------------------------------------------------------
Diversified Financial Services - 10.86%
Bear, Stearns & Co. Inc.
   3.68%                                                09/10/01  100,000     99,908,000
----------------------------------------------------------------------------------------
   3.56%                                                10/03/01  100,000     99,683,556
----------------------------------------------------------------------------------------
CIT Group Inc.
   3.49%                                                09/27/01  100,000     99,747,944
----------------------------------------------------------------------------------------
   3.60%                                                10/02/01  140,000    139,566,000
----------------------------------------------------------------------------------------
   3.60%                                                10/03/01   75,000     74,760,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
   3.44%                                                10/25/01  225,000    223,839,000
----------------------------------------------------------------------------------------
Sony Capital Corp.
   3.65%                                                09/14/01  200,000    199,736,389
----------------------------------------------------------------------------------------
   3.49%                                                10/16/01  190,000    189,171,125
----------------------------------------------------------------------------------------
                                                                           1,126,412,014
----------------------------------------------------------------------------------------

                                                                     PAR
                                                          MATURITY  (OOO)        VALUE
Life & Health Insurance - 0.96%
Prudential Funding Corp.
   3.57%                                                  10/05/01 $100,000 $    99,662,833
--------------------------------------------------------------------------------------------
Multi-Line Insurance - 5.30%
GE Financial Assurance Holdings, Inc.
   3.69%                                                  09/07/01   35,000      34,978,475
--------------------------------------------------------------------------------------------
   3.47%                                                  10/17/01  100,000      99,556,611
--------------------------------------------------------------------------------------------
   3.47%                                                  10/18/01   50,000      49,773,486
--------------------------------------------------------------------------------------------
   3.47%                                                  10/23/01  100,000      99,498,778
--------------------------------------------------------------------------------------------
ZCM Matched Funding Corp.
   3.72%                                                  09/04/01   61,000      60,981,090
--------------------------------------------------------------------------------------------
   3.68%                                                  09/07/01  154,000     153,905,547
--------------------------------------------------------------------------------------------
   3.50%                                                  10/11/01   51,000      50,801,667
--------------------------------------------------------------------------------------------
                                                                                549,495,654
--------------------------------------------------------------------------------------------
   Total Financial                                                            7,995,690,074
--------------------------------------------------------------------------------------------
   Total Commercial Paper (Cost - $8,255,004,189)                             8,255,004,189
--------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS - 2.62%/(b)/
Merrill Lynch Mortgage Capital Inc.
   3.85%                                                  08/19/02  172,100     172,100,000
--------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
   3.79%                                                  09/10/01  100,000     100,000,000
--------------------------------------------------------------------------------------------
   Total Master Note Agreements (Cost - $272,100,000)                           272,100,000
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 0.14%
Student Loan Marketing Association (SLMA)
Discount Notes/(c)/
   3.58% (Cost $14,495,674)                               09/04/01   14,500      14,495,674
--------------------------------------------------------------------------------------------
   Total Investments (excluding Repurchase Agreements)                        8,541,599,863
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.93%/(d)/
BNP Capital Markets, LLC (France)
   3.70%/(e)/                                             09/04/01  500,000     500,000,000
--------------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
   3.69%/(f)/                                             09/04/01  858,875     858,874,527
--------------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
   3.68%/(g)/                                             09/04/01  500,000     500,000,000
--------------------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost - $1,858,874,527)                        1,858,874,527
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.32% (Cost - $10,400,474,390)/(h)/                    10,400,474,390
--------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.32%)                                         (33,567,743)
--------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                        $10,366,906,647
--------------------------------------------------------------------------------------------

Notes to Schedule of Investments:
(a)Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(c)U.S. Government Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,000,411,111. Collateralized by $993,269,000 U.S. Government obligations, 0% to 9.50% due 09/05/01 to 11/15/30 with an aggregate market value at 08/31/01 of $1,020,001,779.
(f)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,500,615,000. Collateralized by $1,508,460,660 U.S. Government
   obligations, 5.50% to 11.00% due 12/01/02 to 06/01/37 with an aggregate market value at 08/31/01 of $1,532,116,721.
(g)Repurchase agreement entered into 08/31/01 with a maturing value of $500,204,444. Collateralized by $493,131,230 U.S. Government obligations, 6.00% to 9.50% due 03/01/13 to 09/01/31 with an aggregate market value at 08/31/01 of $510,001,950.
(h)Also represents cost for federal income tax purposes.




See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001

Assets:
Investments, excluding repurchase agreements, at value (amortized cost)  $ 8,541,599,863
----------------------------------------------------------------------------------------
Repurchase agreements                                                      1,858,874,527
----------------------------------------------------------------------------------------
Interest receivable                                                              884,765
----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                        226,516
----------------------------------------------------------------------------------------
Other assets                                                                     185,004
----------------------------------------------------------------------------------------
   Total assets                                                           10,401,770,675
----------------------------------------------------------------------------------------

Liabilities:
Payables for:
 Dividends                                                                    32,771,717
----------------------------------------------------------------------------------------
 Deferred compensation plan                                                      226,516
----------------------------------------------------------------------------------------
Accrued distribution fees                                                        485,062
----------------------------------------------------------------------------------------
Accrued directors' fees                                                            8,306
----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      476,087
----------------------------------------------------------------------------------------
Accrued operating expenses                                                       896,340
----------------------------------------------------------------------------------------
   Total liabilities                                                          34,864,028
----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                              $10,366,906,647
----------------------------------------------------------------------------------------

Net Assets:
Institutional Class                                                      $ 7,840,198,536
----------------------------------------------------------------------------------------
Private Investment Class                                                 $   572,597,366
----------------------------------------------------------------------------------------
Personal Investment Class                                                $   216,286,247
----------------------------------------------------------------------------------------
Cash Management Class                                                    $ 1,139,774,815
----------------------------------------------------------------------------------------
Reserve Class                                                            $   144,449,141
----------------------------------------------------------------------------------------
Resource Class                                                           $   453,600,542
----------------------------------------------------------------------------------------

Capital stock, $0.001 par value per share:
Institutional Class                                                        7,840,214,894
----------------------------------------------------------------------------------------
Private Investment Class                                                     572,654,005
----------------------------------------------------------------------------------------
Personal Investment Class                                                    216,227,641
----------------------------------------------------------------------------------------
Cash Management Class                                                      1,139,801,700
----------------------------------------------------------------------------------------
Reserve Class                                                                144,448,955
----------------------------------------------------------------------------------------
Resource Class                                                               453,560,189
----------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for all classes           $1.00
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2001

       Investment income:
       Interest                                             $838,432,810
       ------------------------------------------------------------------

       Expenses:
       Advisory fees                                           8,039,086
       ------------------------------------------------------------------
       Administrative services fees                              621,871
       ------------------------------------------------------------------
       Custodian fees                                            841,982
       ------------------------------------------------------------------
       Distribution fees:
        Private Investment Class                               3,049,736
       ------------------------------------------------------------------
        Personal Investment Class                              1,467,130
       ------------------------------------------------------------------
        Cash Management Class                                  1,499,642
       ------------------------------------------------------------------
        Reserve Class                                          1,377,869
       ------------------------------------------------------------------
        Resource Class                                           989,560
       ------------------------------------------------------------------
       Transfer agent fees                                     2,492,536
       ------------------------------------------------------------------
       Registration and filing fees                            1,098,691
       ------------------------------------------------------------------
       Directors' fees                                            50,597
       ------------------------------------------------------------------
       Other                                                     549,985
       ------------------------------------------------------------------
        Total expenses                                        22,078,685
       ------------------------------------------------------------------
       Less: Fees waived                                      (2,482,352)
       ------------------------------------------------------------------
        Net expenses                                          19,596,333
       ------------------------------------------------------------------
       Net investment income                                 818,836,477
       ------------------------------------------------------------------
       Net realized gain from investment securities                5,601
       ------------------------------------------------------------------
       Net increase in net assets resulting from operations $818,842,078
       ------------------------------------------------------------------


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2001 and 2000

                                                                       2001             2000
                                                                  ---------------  ---------------
Operations:
 Net investment income                                            $   818,836,477  $   809,375,638
---------------------------------------------------------------------------------------------------
 Net realized gain from investment securities                               5,601               --
---------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations               818,842,078      809,375,638
---------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
 Institutional Class                                                 (666,693,098)    (669,086,502)
---------------------------------------------------------------------------------------------------
 Private Investment Class                                             (30,666,899)     (24,137,563)
---------------------------------------------------------------------------------------------------
 Personal Investment Class                                             (9,226,099)      (6,433,350)
---------------------------------------------------------------------------------------------------
 Cash Management Class                                                (80,807,991)     (63,157,587)
---------------------------------------------------------------------------------------------------
 Reserve Class                                                         (6,198,590)      (5,783,224)
---------------------------------------------------------------------------------------------------
 Resource Class                                                       (25,243,800)     (40,777,412)
---------------------------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                                               (4,033,888,828)   5,664,041,019
---------------------------------------------------------------------------------------------------
 Private Investment Class                                             102,285,791       85,473,986
---------------------------------------------------------------------------------------------------
 Personal Investment Class                                             73,992,659       54,481,402
---------------------------------------------------------------------------------------------------
 Cash Management Class                                                (17,609,609)     (96,387,700)
---------------------------------------------------------------------------------------------------
 Reserve Class                                                         13,079,250        9,586,981
---------------------------------------------------------------------------------------------------
 Resource Class                                                      (109,876,504)    (102,502,092)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           (3,972,011,640)   5,614,693,596
---------------------------------------------------------------------------------------------------

Net assets:
Beginning of year                                                  14,338,918,287    8,724,224,691
---------------------------------------------------------------------------------------------------
End of year                                                       $10,366,906,647  $14,338,918,287
---------------------------------------------------------------------------------------------------

Net assets consist of:
Capital (par value and additional paid-in)                        $10,366,907,384  $14,338,924,625
---------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities            (737)          (6,338)
---------------------------------------------------------------------------------------------------
                                                                  $10,366,906,647  $14,338,918,287
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2001

Note 1  -  Significant Accounting Policies

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of two separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B.Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D.Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

Note 2 - Advisory Fees and Other Transactions with Affiliates

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

Net Assets                        Rate
---------------------------------------
First $100 million                0.20%
Over $100 million to $200 million 0.15%
Over $200 million to $300 million 0.10%
Over $300 million to $1.5 billion 0.06%
Over $1.5 billion                 0.05%
---------------------------------------

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2001, AIM was paid $621,871 for such services.
The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2001, AFS was paid $2,183,326 for such services.
Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,829,842, $978,087, $1,199,713, $1,102,295 and $791,648, respectively, as compensation under the Plan and FMC waived fees of $2,482,352.
Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
During the year ended August 31, 2001, the Fund paid legal fees of $25,669 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

Note 3 - Directors' Fees

   Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

Note 4 - Capital Stock

Changes in capital stock during the years ended August 31, 2001 and 2000 were as follows:

                                                     2001                                 2000
                                     -----------------------------------  -----------------------------------
                                          Shares            Amount             Shares            Amount
                                     ----------------  -----------------  ----------------  -----------------
Sold:
   Institutional Class                107,309,211,497  $ 107,309,211,497   126,557,387,921  $ 126,557,387,921
--------------------------------------------------------------------------------------------------------------
   Private Investment Class             3,982,266,434      3,982,266,434     3,155,899,237      3,155,899,237
--------------------------------------------------------------------------------------------------------------
   Personal Investment Class            2,343,265,309      2,343,265,309     1,482,091,696      1,482,091,696
--------------------------------------------------------------------------------------------------------------
   Cash Management Class               19,362,900,601     19,362,900,601    11,105,818,675     11,105,818,675
--------------------------------------------------------------------------------------------------------------
   Reserve Class                        1,326,929,652      1,326,929,652     1,117,885,856      1,117,885,856
--------------------------------------------------------------------------------------------------------------
   Resource Class                       3,928,640,766      3,928,640,766     5,686,265,808      5,686,265,808
--------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
   Institutional Class                     35,958,277         35,958,277        48,964,918         48,964,918
--------------------------------------------------------------------------------------------------------------
   Private Investment Class                15,557,611         15,557,611        12,904,182         12,904,182
--------------------------------------------------------------------------------------------------------------
   Personal Investment Class                8,277,496          8,277,496         5,560,192          5,560,192
--------------------------------------------------------------------------------------------------------------
   Cash Management Class                   34,996,233         34,996,233        42,164,280         42,164,280
--------------------------------------------------------------------------------------------------------------
   Reserve Class                            6,213,566          6,213,566         5,577,266          5,577,266
--------------------------------------------------------------------------------------------------------------
   Resource Class                          24,002,724         24,002,724        38,640,858         38,640,858
--------------------------------------------------------------------------------------------------------------
Reacquired:
   Institutional Class               (111,379,058,602)  (111,379,058,602) (120,942,311,820)  (120,942,311,820)
--------------------------------------------------------------------------------------------------------------
   Private Investment Class            (3,895,538,254)    (3,895,538,254)   (3,083,329,433)    (3,083,329,433)
--------------------------------------------------------------------------------------------------------------
   Personal Investment Class           (2,277,550,146)    (2,277,550,146)   (1,433,170,486)    (1,433,170,486)
--------------------------------------------------------------------------------------------------------------
   Cash Management Class              (19,415,506,443)   (19,415,506,443)  (11,244,370,655)   (11,244,370,655)
--------------------------------------------------------------------------------------------------------------
   Reserve Class                       (1,320,063,968)    (1,320,063,968)   (1,113,876,141)    (1,113,876,141)
--------------------------------------------------------------------------------------------------------------
   Resource Class                      (4,062,519,994)    (4,062,519,994)   (5,827,408,758)    (5,827,408,758)
--------------------------------------------------------------------------------------------------------------
                                       (3,972,017,241) $  (3,972,017,241)    5,614,693,596  $   5,614,693,596
--------------------------------------------------------------------------------------------------------------

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 Cash Management Class
                                              -----------------------------------------------------------
                                                                 Year ended August 31,
                                              -----------------------------------------------------------
                                                 2001             2000        1999       1998      1997
                                              ----------       ----------  ----------  --------  --------
Net asset value, beginning of period          $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income                               0.05             0.06        0.05      0.05      0.05
----------------------------------------------------------------------------------------------------------
Less dividends from net investment income          (0.05)           (0.06)      (0.05)    (0.05)    (0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
----------------------------------------------------------------------------------------------------------
Total return                                        5.37%            6.00%       5.07%     5.62%     5.45%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $1,139,775       $1,157,412  $1,253,799  $862,207  $767,304
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                  0.17%/(a)/       0.17%       0.17%     0.17%     0.17%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                               0.19%/(a)/       0.19%       0.19%     0.19%     0.19%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
 assets                                             5.33%/(a)/       5.86%       4.94%     5.48%     5.33%
----------------------------------------------------------------------------------------------------------

(a) Ratiosare based on average daily net assets of $1,499,641,850.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

   We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2001, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial statement and financial highlights.
   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

September 14, 2001
Philadelphia, Pennsylvania

                              DIRECTORS
Frank S. Bayley                                                          Carl Frischling                 Short-Term
Bruce L. Crockett                                                       Robert H. Graham                 Investments Co.
Owen Daly II                                                          Prema Mathai-Davis                 (STIC)
Albert R. Dowden                                                        Lewis F. Pennock
Edward K. Dunn, Jr.                                                      Ruth H. Quigley
Jack M. Fields                                                            Louis S. Sklar                 Prime Portfolio
                              OFFICERS                                                                   ---------------------------
Robert H. Graham                                                    Chairman & President                 Cash                 ANNUAL
Gary T. Crum                                                          Sr. Vice President                 Management           REPORT
Carol F. Relihan                                          Sr. Vice President & Secretary                 Class
Dana R. Sutton                                                Vice President & Treasurer
Melville B. Cox                                                           Vice President
Karen Dunn Kelley                                                         Vice President
Mary J. Benson                            Assistant Vice President & Assistant Treasurer
Sheri Morris                              Assistant Vice President & Assistant Treasurer

                               INVESTMENT ADVISOR
                               AIM Advisors, Inc.
                          11 Greenway Plaza, Suite 100                                                               AUGUST 31, 2001
                             Houston, TX 77046-1173
                                  800-347-1919
                                                                                                    [LOGO APPEARS HERE]
                                   DISTRIBUTOR                                                   Fund Management Company
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                             AIM Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    AUDITORS
                              Tait, Weller & Baker
                             Eight Penn Center Plaza
                             Philadelphia, PA 19103


This report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-AR-4